Incentive Plans (Summary Of Changes In Stock Options Outstanding) (Details)	12 Months Ended
	Dec. 31, 2014 $ / shares shares	Dec. 31, 2013 $ / shares shares
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Number of Shares, Outstanding, Beginning Balance | shares	621,149
Number of Shares, Granted at FMV | shares	127,400	625,101
Number of Shares, Exercised | shares	(74,766)
Number of Shares, Forfeited | shares	(13,148)	(3,952)
Number of Shares, Outstanding, Ending Balance | shares	660,635	621,149
Number of Shares, Exercisable | shares	88,445
Average Exercise Price, Outstanding, Beginning Balance | $ / shares	$ 35.13
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price | $ / shares	39.46	$ 35.12
Share-based Compensation Arrangements by Share-based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price | $ / shares	34.21
Share-based Compensation Arrangements by Share-based Payment Award, Options, Forfeitures in Period, Weighted Average Exercise Price | $ / shares	38.36	33.92
Average Exercise Price, Outstanding, Ending Balance | $ / shares	36.00	$ 35.13
Average Exercise Price, Exercisable | $ / shares	$ 34.54